Risk management - Funding and Liquidity Risk (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Structural interest rate risk
Total Balance Sheet Assets	$ 1,329,191	$ 1,350,937	$ 1,175,834
Liabilities	(1,213,781)	(1,245,710)	(1,068,076)
Equity	(115,410)	(105,227)	(107,758)	$ (100,496)
Total Balance Sheet Liabilities	(1,329,191)	(1,350,937)
Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(115,381)	(105,172)	(107,700)	$ (100,451)
Liquidity risk
Structural interest rate risk
Total Balance Sheet Assets	1,414,049	1,295,194	1,188,460
Total Balance Sheet Liabilities	(1,226,818)	(1,160,850)	(1,057,416)
Total Balance Sheet Gap	187,231	134,344	131,044
Total Off-Balance Sheet Gap	15,009	3,474	(5,398)
Liquidity risk | 1 month
Structural interest rate risk
Total Balance Sheet Assets	424,951	497,863	493,025
Total Balance Sheet Liabilities	(263,922)	(371,628)	(411,008)
Total Balance Sheet Gap	161,029	126,235	82,017
Total Off-Balance Sheet Gap	(8,956)	178,907	966
Total Structural Gap	152,073	305,142	82,983
Accumulated Gap	152,073	305,142	82,983
Liquidity risk | 3 months
Structural interest rate risk
Total Balance Sheet Assets	64,734	67,095	61,646
Total Balance Sheet Liabilities	(31,588)	(72,073)	(56,986)
Total Balance Sheet Gap	33,146	(4,978)	4,660
Total Off-Balance Sheet Gap	596	4,463	449
Total Structural Gap	33,742	(515)	5,110
Accumulated Gap	185,815	304,627	88,094
Liquidity risk | 6 months
Structural interest rate risk
Total Balance Sheet Assets	68,261	62,382	51,331
Total Balance Sheet Liabilities	(25,813)	(18,950)	(17,183)
Total Balance Sheet Gap	42,448	43,432	34,148
Total Off-Balance Sheet Gap	117	744	(451)
Total Structural Gap	42,565	44,175	33,696
Accumulated Gap	228,380	348,802	121,790
Liquidity risk | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	101,605	89,081	66,755
Total Balance Sheet Liabilities	(44,697)	(57,588)	(46,646)
Total Balance Sheet Gap	56,908	31,493	20,109
Total Off-Balance Sheet Gap	599	(2,149)	(1,323)
Total Structural Gap	57,507	29,343	18,786
Accumulated Gap	285,887	378,146	140,576
Liquidity risk | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	235,946	208,934	174,080
Total Balance Sheet Liabilities	(71,640)	(363,261)	(291,528)
Total Balance Sheet Gap	164,306	(154,327)	(117,448)
Total Off-Balance Sheet Gap	7,423	7,714	(623)
Total Structural Gap	171,729	(146,612)	(118,072)
Accumulated Gap	457,616	231,533	22,504
Liquidity risk | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	109,695	86,338	88,091
Total Balance Sheet Liabilities	(61,254)	(17,694)	(30,568)
Total Balance Sheet Gap	48,441	68,644	57,523
Total Off-Balance Sheet Gap	4,090	(3,086)	2,147
Total Structural Gap	52,531	65,558	59,669
Accumulated Gap	510,147	297,092	82,173
Liquidity risk | More than 5 years/2023 and thereafter
Structural interest rate risk
Total Balance Sheet Assets	158,065	136,230	148,444
Total Balance Sheet Liabilities	(292,325)	(36,647)	(27,289)
Total Balance Sheet Gap	(134,260)	99,583	121,155
Total Off-Balance Sheet Gap	(864)	1,324	(3,980)
Total Structural Gap	(135,124)	100,907	117,176
Accumulated Gap	375,023	397,999	199,349
Liquidity risk | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	250,794	146,271	105,088
Total Balance Sheet Liabilities	(435,580)	(223,009)	(176,208)
Total Balance Sheet Gap	(184,786)	(76,738)	(71,120)
Total Off-Balance Sheet Gap	12,005	(184,443)	(2,583)
Total Structural Gap	(172,781)	(261,180)	(73,702)
Accumulated Gap	202,242	136,819	125,647
Liquidity risk | Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(116,134)	(105,283)	(98,424)
Liquidity risk | Total Shareholders' Equity Attributable to the Parent | Not Sensitive
Structural interest rate risk
Equity	(116,134)	(105,283)	(98,424)
Liquidity risk | Money Market
Structural interest rate risk
Liabilities	(113,294)	(205,899)	(251,504)
Liquidity risk | Money Market | 1 month
Structural interest rate risk
Liabilities	(20,523)	(174,477)	(229,432)
Liquidity risk | Money Market | 3 months
Structural interest rate risk
Liabilities	(791)	(4,406)	(519)
Liquidity risk | Money Market | 6 months
Structural interest rate risk
Liabilities		(842)	(3,714)
Liquidity risk | Money Market | 6 - 12 months
Structural interest rate risk
Liabilities		(19,379)	(12,572)
Liquidity risk | Money Market | 1 to 3 years
Structural interest rate risk
Liabilities		(1,276)	(2,539)
Liquidity risk | Money Market | 3 to 5 years
Structural interest rate risk
Liabilities		(2,947)	(1,348)
Liquidity risk | Money Market | Not Sensitive
Structural interest rate risk
Liabilities	(91,981)	(2,572)	(1,380)
Liquidity risk | Deposits
Structural interest rate risk
Liabilities	(607,532)	(551,068)	(467,936)
Liquidity risk | Deposits | 1 month
Structural interest rate risk
Liabilities	(239,107)	(178,389)	(154,085)
Liquidity risk | Deposits | 3 months
Structural interest rate risk
Liabilities	(19,463)	(57,904)	(48,524)
Liquidity risk | Deposits | 6 months
Structural interest rate risk
Liabilities	(14,194)	(152)	(86)
Liquidity risk | Deposits | 6 - 12 months
Structural interest rate risk
Liabilities	(12,780)	(21,348)	(16,381)
Liquidity risk | Deposits | 1 to 3 years
Structural interest rate risk
Liabilities	(21,136)	(293,275)	(248,860)
Liquidity risk | Deposits | 3 to 5 years
Structural interest rate risk
Liabilities	(11,777)
Liquidity risk | Deposits | More than 5 years/2023 and thereafter
Structural interest rate risk
Liabilities	(289,075)
Liquidity risk | Trade finance
Structural interest rate risk
Liabilities		(308)	(518)
Liquidity risk | Trade finance | Not Sensitive
Structural interest rate risk
Liabilities		(308)	(518)
Liquidity risk | Long-Term Funding
Structural interest rate risk
Liabilities	(191,378)	(183,446)	(163,148)
Liquidity risk | Long-Term Funding | 1 month
Structural interest rate risk
Liabilities	(4,292)	(18,762)	(27,491)
Liquidity risk | Long-Term Funding | 3 months
Structural interest rate risk
Liabilities	(11,334)	(9,763)	(7,943)
Liquidity risk | Long-Term Funding | 6 months
Structural interest rate risk
Liabilities	(11,619)	(17,956)	(13,383)
Liquidity risk | Long-Term Funding | 6 - 12 months
Structural interest rate risk
Liabilities	(31,917)	(16,861)	(17,693)
Liquidity risk | Long-Term Funding | 1 to 3 years
Structural interest rate risk
Liabilities	(50,504)	(68,710)	(40,129)
Liquidity risk | Long-Term Funding | 3 to 5 years
Structural interest rate risk
Liabilities	(49,477)	(14,747)	(29,220)
Liquidity risk | Long-Term Funding | More than 5 years/2023 and thereafter
Structural interest rate risk
Liabilities	(3,250)	(36,647)	(27,289)
Liquidity risk | Long-Term Funding | Not Sensitive
Structural interest rate risk
Liabilities	(28,985)
Liquidity risk | Other Liabilities
Structural interest rate risk
Liabilities	(198,480)	(114,846)	(75,886)
Liquidity risk | Other Liabilities | Not Sensitive
Structural interest rate risk
Liabilities	(198,480)	(114,846)	(75,886)
Liquidity risk | Money Market
Structural interest rate risk
Total Balance Sheet Assets	80,851	146,748	101,555
Liquidity risk | Money Market | 1 month
Structural interest rate risk
Total Balance Sheet Assets	41,236	105,566	75,574
Liquidity risk | Money Market | 3 months
Structural interest rate risk
Total Balance Sheet Assets		203
Liquidity risk | Money Market | 6 months
Structural interest rate risk
Total Balance Sheet Assets	11	104	1
Liquidity risk | Money Market | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	11	11	10
Liquidity risk | Money Market | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	41	44	37
Liquidity risk | Money Market | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	10	32	36
Liquidity risk | Money Market | More than 5 years/2023 and thereafter
Structural interest rate risk
Total Balance Sheet Assets			9
Liquidity risk | Money Market | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	39,543	40,788	25,888
Liquidity risk | Loans and advances
Structural interest rate risk
Total Balance Sheet Assets	774,862	726,450	670,748
Liquidity risk | Loans and advances | 1 month
Structural interest rate risk
Total Balance Sheet Assets	53,125	101,397	93,701
Liquidity risk | Loans and advances | 3 months
Structural interest rate risk
Total Balance Sheet Assets	64,611	66,892	61,645
Liquidity risk | Loans and advances | 6 months
Structural interest rate risk
Total Balance Sheet Assets	68,058	62,277	51,329
Liquidity risk | Loans and advances | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	101,213	89,069	66,744
Liquidity risk | Loans and advances | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	234,382	197,379	168,012
Liquidity risk | Loans and advances | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	106,830	86,306	88,055
Liquidity risk | Loans and advances | More than 5 years/2023 and thereafter
Structural interest rate risk
Total Balance Sheet Assets	146,624	136,230	148,435
Liquidity risk | Loans and advances | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	20	(13,100)	(7,173)
Liquidity risk | Intragroup
Structural interest rate risk
Total Balance Sheet Assets	(72)	343	127
Liquidity risk | Intragroup | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	(72)	343	127
Liquidity risk | Securities
Structural interest rate risk
Total Balance Sheet Assets	372,029	330,254	355,313
Liquidity risk | Securities | 1 month
Structural interest rate risk
Total Balance Sheet Assets	330,590	290,900	323,750
Liquidity risk | Securities | 3 months
Structural interest rate risk
Total Balance Sheet Assets	123		1
Liquidity risk | Securities | 6 months
Structural interest rate risk
Total Balance Sheet Assets	192	1	1
Liquidity risk | Securities | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	381	1	1
Liquidity risk | Securities | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	1,523	11,511	6,031
Liquidity risk | Securities | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	2,855
Liquidity risk | Securities | More than 5 years/2023 and thereafter
Structural interest rate risk
Total Balance Sheet Assets	11,441
Liquidity risk | Securities | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	24,924	27,841	25,529
Liquidity risk | Permanent
Structural interest rate risk
Total Balance Sheet Assets	11,652	5,535	5,310
Liquidity risk | Permanent | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	11,652	5,535	5,310
Liquidity risk | Other Assets.
Structural interest rate risk
Total Balance Sheet Assets	174,727	85,864	55,407
Liquidity risk | Other Assets. | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	$ 174,727	$ 84,864	$ 55,407